UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08294

ALLIANCEBERNSTEIN EXCHANGE RESERVES

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2012

Date of reporting period: December 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Exchange Reserves

Portfolio of Investments

December 31, 2011 (unaudited)

	Yield*	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 99.9%
Certificates of Deposit - 38.2%
Bank Of Montreal Chicago
3/22/12 (a)	0.341%	$20,000	$20,000,000
Bank of Nova Scotia Houston
3/05/12	0.260%	5,750	5,750,000
4/02/12 (a)	0.350%	15,400	15,400,000
5/10/12 (a)	0.426%	16,000	16,000,000
7/27/12 (a)	0.622%	750	750,302
6/11/12 (a)	0.740%	2,500	2,499,496
3/05/12 (a)	0.777%	3,926	3,927,843
Canadian Imp Bank Comm NY
2/17/12 (a)	0.385%	500	500,086
2/14/12	0.510%	5,850	5,851,493
Credit Suisse NY
2/08/12	0.430%	39,600	39,600,000
Mitsubishi UFJ TR&BK NY
2/06/12	0.460%	38,300	38,300,000
National Australia Bank NY
6/05/12	0.490%	10,000	10,000,000
10/12/12 (a)	0.497%	43,800	43,800,000
Nordea Bank Finland NY
1/19/12	0.360%	40,000	40,000,000
Norinchukin Bank NY
1/03/12	0.390%	13,500	13,500,000
1/23/12	0.430%	36,500	36,500,000
Rabobank Nederland NV NY
1/05/12	0.370%	25,000	25,000,000
Royal Bank of Canada NY
2/14/12 (a)	0.328%	4,500	4,499,947
3/29/12 (a)	0.344%	8,050	8,050,000
1/27/12 (a)	0.394%	1,350	1,350,039
7/09/12 (a)	0.401%	11,050	11,050,508
9/27/12 (a)	0.419%	26,100	26,100,000
Standard Chartered Bank NY
1/26/12	0.400%	35,500	35,500,000
Sumitomo Mitsui Bank NY
3/06/12	0.450%	40,000	40,000,000
Sumitomo Trust & Bank NY
1/04/12	0.150%	27,000	27,000,000
Svenska Handelsbanken NY
1/24/12	0.380%	26,000	25,999,999
Toronto-Dominion Bank NY
1/12/12 (a)	0.356%	9,100	9,100,000
9/21/12 (a)	0.357%	26,000	26,000,000
Westpac Banking Corp. NY
7/11/12 (a)	0.366%	25,277	25,252,734
7/17/12 (a)	0.385%	27,000	26,970,436

			584,252,883

Commercial Paper – 20.9%
Australia & New Zealand
4/10/12 (b)	0.461%	33,600	33,557,067

	Yield*	Principal Amount (000)	U.S. $ Value
Barclays US Funding LLC
1/03/12	0.080%	42,000	41,999,813
Coca - Cola Co.
4/11/12	0.200%	15,000	14,991,583
Commonwealth Bank Australia
3/23/12 (b)	0.471%	26,300	26,271,845
5/14/12 (b)	0.481%	25,000	24,955,333
HSBC Bank PLC
4/02/12	0.481%	45,000	44,944,800
Procter & Gamble Co.
1/05/12	0.170%	2,800	2,799,947
State Street Corp.
2/10/12	0.250%	21,000	20,994,167
5/07/12	0.351%	8,000	7,990,122
6/06/12	0.351%	13,700	13,679,089
Straight - A Funding LLC
1/17/12 (b)	0.190%	25,000	24,997,889
1/27/12	0.190%	10,000	9,998,628
2/10/12 (b)	0.190%	6,314	6,312,667
Series 1
1/03/12 (b)	0.190%	16,000	15,999,831
Toyota Motor Credit Corp.
1/25/12	0.340%	15,000	14,996,550
1/25/12	0.350%	15,000	14,996,550

			319,485,881

Municipal Obligations - 17.5%
California Infra & Eco Dev Bk (J Paul Getty Trust)
10/01/47 (c)	0.040%	10,005	10,005,000
Series 2010A-2
10/01/47 (c)	0.040%	25,750	25,750,000
California Statewide CDA (John Muir Health)
Series 2008C
8/15/27 (c)	0.050%	10,000	10,000,000
Charlotte-Mecklenburg Hosp (Carolinas Hlth Care Sys)
1/15/26 (c)	0.030%	1,695	1,695,000
Colorado Edl & Cultural Facs Auth (Natl Jewish Fed Bd Prog)
7/01/36 (c)	0.070%	3,455	3,455,000
Series D
10/01/38 (c)	0.070%	1,500	1,500,000
Connecticut Hlth & Ed Fac Auth (Yale Univ)
Series 2001V-1
7/01/36 (c)	0.020%	10,900	10,900,000
Series 2001V-2
7/01/36 (c)	0.020%	1,800	1,800,000
Connecticut Hlth & Ed Fac Auth (Yale University)
Series 2005 Y-2
7/01/35 (c)	0.020%	8,100	8,100,000
Series 2005 Y-3

	Yield*	Principal Amount (000)	U.S. $ Value
7/01/35 (c)	0.020%	2,400	2,400,000
Dallas Fort Worth TX Intl Arpt (United Parcel Service)
5/01/32 (c)	0.030%	3,500	3,500,000
East Baton Rouge Parish LA (Exxon Mobil Corp.)
11/01/19 (c)	0.010%	4,775	4,775,000
Houston TX Hgr Ed Fin Corp. (Rice University)
Series 2008A
5/15/48 (c)	0.040%	10,870	10,870,000
Series 2008B
5/15/48 (c)	0.020%	2,400	2,400,000
Illinois Finance Auth (Elmhurst Mem Healthcare)
1/01/48 (c)	0.060%	16,545	16,545,000
Jackson Cnty MS PCR (Chevron Corp.)
Series 1993
6/01/23 (c)	0.030%	2,300	2,300,000
Lancaster Cnty NE Hosp Auth (BryanLGH Medical Center)
6/01/31 (c)	0.070%	2,700	2,700,000
Lincoln Cnty WY PCR (Exxon Mobil Corp.)
8/01/15 (c)	0.010%	12,200	12,200,000
Loudoun Cnty VA IDA (Howard Hughes Med Inst)
2/15/38 (c)	0.050%	12,950	12,950,000
Lower Neches Valley Auth TX (Exxon Mobil Corp.)
11/01/38 (c)	0.010%	9,200	9,200,000
3/01/33 (c)	0.030%	10,330	10,330,000
Massachusetts Dev Fin Agy (Smith College)
7/01/24 (c)	0.080%	1,531	1,531,000
Massachusetts Hlth & Ed Facs Auth (Harvard Univ)
Series 1999R
11/01/49 (c)	0.020%	10,425	10,425,000
Mississippi Business Fin Corp. (Chevron USA, Inc.)
11/01/35 (c)	0.030%	15,000	15,000,000
Series 2009 B
12/01/30 (c)	0.020%	1,000	1,000,000
Series 2009E
12/01/30 (c)	0.040%	11,200	11,200,000
Series 2010L
11/01/35 (c)	0.040%	20,000	20,000,000
New York St HFA MFHR (600 West 42nd Street Proj)
Series A
11/01/41 (c)	0.070%	8,000	8,000,000

	Yield*	Principal Amount (000)	U.S. $ Value
Ohio Air Quality Dev Auth (Dayton Power & Light Co.)
11/01/40 (c)	0.110%	4,000	4,000,000
Shelby Cnty KY Lease Rev (Shelby Cnty KY Lease)
9/01/34 (c)	0.060%	3,715	3,715,000
Valdez AK Marine Terminal (Exxon Mobil Corp.)
Series 1993A
12/01/33 (c)	0.030%	14,915	14,915,000
Series 1993C
12/01/33 (c)	0.030%	10,750	10,750,000
Washington St Hsg Fin Commn
12/01/29 (c)	0.110%	3,550	3,550,000

			267,461,000

Repurchase Agreements - 14.2%
Bank of America 0.01%, dated 12/30/11 due 1/03/12 in the amount of $35,000,039 (collateralized by $33,012,200 U.S. Treasury Note, 2.375% due 6/30/18, value $35,700,069)		35,000	35,000,000
Greenwich Securities 0.07%, dated 12/30/11 due 1/03/12 in the amount of $65,000,506 (collateralized by $65,692,140 Federal Home Loan Mortgage Corp., 3.50% to 4.00% due 4/01/26 to 12/01/41, value $66,302,125)		65,000	65,000,000
Mizuho Securities 0.10%, dated 12/30/11 due 1/03/12 in the amount of $65,000,722 (collateralized by $48,988,700 U.S. Treasury Note and U.S. Treasury Bond, 1.375% to 9.00% due 1/15/16 to 5/15/30, value $66,300,120)		65,000	65,000,000
UBS 0.06%, dated 12/30/11 due 1/03/12 in the amount of $53,000,353 (collateralized by $103,889,912 Federal National Mortgage Association and Federal Home Loan Mortgage Corp., 5.00% to 5.50% due 9/01/37 to 12/01/38, value $54,060,000)		53,000	53,000,000

			218,000,000

Corporates - Investment Grades - 6.8%
Australia & New Zealand Banking Group Ltd.
7/07/12 (a) (b)	0.584%	850	850,335
1/30/12 (a) (b)	0.628%	9,000	9,001,328
Bear Stearns Cos. LLC (The)
2/01/12 (a)	0.619%	16,167	16,172,546
CIBC Capital Funding IV LP
1/31/12 (a) (b)	0.568%	34,000	34,001,642
Coca-Cola Co. (The)
5/15/12 (a)	0.507%	6,200	6,204,840
JPMorgan Chase & Co.
2/22/12 (a)	0.578%	2,550	2,551,206
UBS AG
2/23/12 (a)	1.595%	6,425	6,433,842

	Yield*	Principal Amount (000)	U.S. $ Value
Wachovia Corp.
4/23/12 (a)	0.546%	3,400	3,402,135
Series E
3/01/12 (a)	0.677%	15,000	15,004,216
Wells Fargo & Co.
1/24/12(a)	0.506%	10,045	10,045,598

			103,667,688

U.S. Government & Government Sponsored Agency Obligations - 2.3%
Federal Farm Credit Bank
7/20/12 (a)	0.245%	5,000	4,999,163
4/23/12 (a)	0.302%	5,000	5,000,196
4/12/12 (a)	0.306%	5,470	5,470,542
Federal Home Loan Bank
2/17/12(a)	0.346%	5,000	4,999,666
Federal Home Loan Bank Discount Notes
1/18/12	0.220%	5,500	5,499,429
1/20/12	0.220%	2,885	2,884,665
Federal Home Loan Mortgage Corp.
2/02/12 (a)	0.191%	5,000	4,999,648
5/11/12 (a)	0.256%	1,265	1,264,907

			35,118,216

Total Investments - 99.9% (cost $1,527,985,668) (d)			1,527,985,668
Other assets less liabilities - 0.1%			1,679,389

Net Assets - 100.0%			$1,529,665,057

(a)	Floating Rate Security. Stated interest rate was in effect at December 31, 2011.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2011, the aggregate market value of these securities amounted to $175,947,937 or 11.5% of net assets.
(c)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(d)	As of December 31, 2011, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.
*	Represents annualized yield from date of purchase for discount securities, and stated interest rate for interest-bearing securities.

Glossary:

CDA	-	Community Development Authority
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
MFHR	-	Multi-Family Housing Revenue
PCR	-	Pollution Control Revenue Bond

AllianceBernstein Exchange Reserves

December 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2011:

Investments in Securities:	Level 1			Level 2	Level 3			Total
Certificates of Deposit	$	– 0	–	$584,252,883	$	– 0	–	$584,252,883
Commercial Paper		– 0	–	319,485,881		– 0	–	319,485,881
Municipal Obligations		– 0	–	267,461,000		– 0	–	267,461,000
Repurchase Agreements		– 0	–	218,000,000		– 0	–	218,000,000
Corporates - Investment Grades		– 0	–	103,667,688		– 0	–	103,667,688
U.S. Government & Government Sponsored
Agency Obligations		– 0	–	35,118,216		– 0	–	35,118,216

Total	$	– 0	–	$1,527,985,668	$	– 0	–	$1,527,985,668

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Exchange Reserves

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	February 23, 2012

By:	Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 23, 2012